Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Charge for the period	$ 385,203	$ 421,574	$ 344,716
Total (excluding right-of-use assets)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,075,441	1,714,261
Ending balance	1,740,235	2,075,441	1,714,261
Total (excluding right-of-use assets) | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,736,078	3,328,495	2,820,519
Additions during the period	459,093		257,367
Additions during the period		416,326
Additions through business combinations	5,576	266,995	317,507
Transfer from advance payments	89,314	125,785	127,372
Disposals	(161,556)	(241,095)	(23,266)
Effects of movement in exchange rates	(1,078,286)	(160,428)	(171,004)
Reclassified to assets held for sale	(111,730)
Ending balance	2,938,489	3,736,078	3,328,495
Total (excluding right-of-use assets) | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,660,637)	(1,614,234)	(1,382,479)
Charge for the period	290,570	333,876	284,438
Impairment/(reversal of impairment)	(86,031)	(34,903)	(48,073)
Disposals	158,873	235,690	16,549
Effects of movement in exchange rates	592,813	86,686	84,207
Reclassified to assets held for sale	87,298
Ending balance	(1,198,254)	(1,660,637)	(1,614,234)
Towers and tower equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,400,241	1,254,213
Ending balance	1,125,062	1,400,241	1,254,213
Towers and tower equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,961,567	2,829,528	2,660,120
Additions during the period	64,165		20,995
Additions during the period		(20,994)
Additions through business combinations	5,576	266,110	77,142
Reclassification	208,363	176,625	124,548
Transfer from advance payments	67,978	100,578	111,439
Disposals	(122,022)	(239,350)	(21,359)
Effects of movement in exchange rates	(880,175)	(150,930)	(143,357)
Reclassified to assets held for sale	(111,551)
Ending balance	2,193,901	2,961,567	2,829,528
Towers and tower equipment | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,561,326)	(1,575,315)	(1,352,192)
Charge for the period	216,776	268,999	272,068
Impairment/(reversal of impairment)	(85,567)	(34,702)	(48,391)
Disposals	120,503	234,117	14,660
Effects of movement in exchange rates	587,037	83,573	82,676
Reclassified to assets held for sale	87,290
Ending balance	(1,068,839)	(1,561,326)	(1,575,315)
Fiber assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	305,150	245,336
Ending balance	352,410	305,150	245,336
Fiber assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	364,182	250,690
Additions during the period	32,293
Additions during the period		70,905
Additions through business combinations			233,809
Reclassification	81,929	10,991	23,241
Transfer from advance payments	2,529	16,412	7,862
Disposals	(35,575)
Effects of movement in exchange rates	3,431	15,184	(14,222)
Ending balance	448,789	364,182	250,690
Fiber assets | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(59,032)	(5,354)
Charge for the period	65,246	54,152	5,366
Impairment/(reversal of impairment)	(464)	(201)
Disposals	34,506
Effects of movement in exchange rates	(6,143)	675	12
Ending balance	(96,379)	(59,032)	(5,354)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	61,753	54,631
Ending balance	38,047	61,753	54,631
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	63,586	56,268	47,436
Additions during the period	3,017		825
Additions during the period		1,489
Additions through business combinations		885	968
Reclassification	5,210	1,992	5,999
Transfer from advance payments	2,164	6,754	4,112
Effects of movement in exchange rates	(34,697)	(3,802)	(3,072)
Ending balance	39,280	63,586	56,268
Land and buildings | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,833)	(1,637)	(1,728)
Charge for the period	358	315	296
Impairment/(reversal of impairment)			318
Effects of movement in exchange rates	958	119	69
Ending balance	(1,233)	(1,833)	(1,637)
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,871	5,041
Ending balance	5,346	10,871	5,041
Furniture and office equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	32,308	22,198	18,169
Additions during the period	3,775		5,056
Additions during the period		7,453
Additions through business combinations			93
Reclassification	(2,300)	4,231
Transfer from advance payments		33
Disposals	(1,743)	(459)	(82)
Effects of movement in exchange rates	(7,589)	(1,148)	(1,038)
Reclassified to assets held for sale	(52)
Ending balance	24,399	32,308	22,198
Furniture and office equipment | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(21,437)	(17,157)	(14,291)
Charge for the period	4,173	5,800	3,806
Disposals	1,723	301	73
Effects of movement in exchange rates	4,826	1,219	867
Reclassified to assets held for sale	8
Ending balance	(19,053)	(21,437)	(17,157)
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,268	8,687
Ending balance	6,632	10,268	8,687
Motor vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	27,277	23,458	20,148
Additions during the period	4,481		6,012
Additions during the period		6,961
Reclassification	337
Disposals	(2,216)	(1,286)	(1,825)
Effects of movement in exchange rates	(10,497)	(1,856)	(877)
Ending balance	19,382	27,277	23,458
Motor vehicles | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(17,009)	(14,771)	(14,268)
Charge for the period	4,017	4,610	2,902
Disposals	2,141	1,272	1,816
Effects of movement in exchange rates	6,135	1,100	583
Ending balance	(12,750)	(17,009)	(14,771)
Capital work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	287,158	146,353
Ending balance	212,738	287,158	146,353
Capital work in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	287,158	146,353	74,646
Additions during the period	351,362		224,479
Additions during the period		350,512
Additions through business combinations			5,495
Reclassification	(293,539)	(193,839)	(153,788)
Transfer from advance payments	16,643	2,008	3,959
Effects of movement in exchange rates	(148,759)	(17,876)	(8,438)
Reclassified to assets held for sale	(127)
Ending balance	212,738	287,158	146,353
Right-of-use asset
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	965,019	520,651
Ending balance	886,909	965,019	520,651
Right-of-use asset | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,165,180	650,504	549,594
Additions during the period	123,281		113,722
Additions during the period		100,832
Additions through business combinations		478,602	41,709
Disposals	(52,271)	(17,755)	(18,872)
Effects of movement in exchange rates	(117,853)	(47,003)	(35,649)
Reclassified to assets held for sale	(1,347)
Ending balance	1,116,990	1,165,180	650,504
Right-of-use asset | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(200,161)	(129,853)	(81,464)
Charge for the period	95,895	88,615	60,685
Impairment/(reversal of impairment)	(1,663)	(3,151)	(2,797)
Disposals	23,920	13,237	8,634
Effects of movement in exchange rates	43,018	8,221	6,459
Reclassified to assets held for sale	700
Ending balance	$ (230,081)	$ (200,161)	$ (129,853)